Employee Benefit Liabilities, Net	12 Months Ended
Dec. 31, 2023
Employee Benefit Liabilities, Net [Abstract]
EMPLOYEE BENEFIT LIABILITIES, NET

Note 17: - Employee Benefit Liabilities, NET

Employee benefits consist of short-term benefits and post-employment benefits.

Post-employment benefits:

According to the labor laws and Israeli Severance Pay Law, the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to Section 14 of the Israeli Severance Pay Law, as specified below. The Company’s liability is accounted for as a post-employment benefit only for employees not under Section 14. The computation of the Company’s employee benefit liability is made in accordance with a valid employment contract, or a collective bargaining agreement based on the employee’s salary and employment terms which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plans, as detailed below:

1.	Defined contribution deposit:

Israeli employees defined contribution plan:

The Company’s agreements with part of its employees are in accordance with Section 14 of the Israeli Severance Pay Law. Contributions made by the Company in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. The expenses for the defined benefit deposit in 2023, 2022 and 2021 were $925 thousand, $873 thousand, and $1,023 thousand, respectively.

U.S. employees defined contribution plan:

Since August 2022, the Company’s U.S. subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. During the years ended December 31, 2023, and December 31, 2022 the U.S. subsidiary recorded expenses for matching contributions in the amount of $62 thousand and $11 thousand, respectively.

2.	Defined benefit plans:

The Company accounts for the payment of compensation as a defined benefit plan for which an employee benefit liability is recognized and for which the Company deposits amounts in a long-term employee benefit fund and in qualifying insurance policies.

3.	Expenses recognized in comprehensive income (loss):

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands

Current service cost	$194	$223	$281
Past service cost	-	-	415
Interest expenses, net	28	15	23
Total employee benefit expenses	222	238	716

Actual return on plan assets	$50	$(25)	$349

The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands

Cost of revenues	$155	$166	$499
Research and development	22	24	90
Selling and marketing	33	27	62
General and administrative	23	21	65

	$233	$238	$716

4.	The plan liabilities, net:

	December 31,
	2023	2022
	U.S. Dollars in thousands

Defined benefit obligation	$4,399	$4,379
Fair value of plan assets	3,778	3,707
Total liabilities, net	$621	$672

5.	Changes in the present value of defined benefit obligation

	2023	2022
	U.S. Dollars in thousands

Balance at January 1,	$4,380	$5,434
Interest costs	200	78
Current service cost	194	223
Past service cost	-	-
Benefits paid	(376)	(202)
Demographic assumptions	13	(9)
Financial assumptions	(91)	(715)
Past Experience	209	206
Currency Exchange	(130)	(636)
Balance at December 31,	$4,399	$4,379

6.	Plan assets

a)	Plan assets

Plan assets comprise assets held by long-term employee benefit funds and qualifying insurance policies.

b)	Changes in the fair value of plan assets

	2023	2022
	U.S. Dollars in thousands

Balance at January 1,	$3,707	$4,154
Expected return	172	62
Contributions by employer	173	181
Benefits paid	(206)	(181)
Demographic assumptions	-	-
Financial assumptions	-	(4)
Past Experience	50	(20)
Currency exchange	(118)	(485)
Balance at December 31,	$3,778	$3,707

7.	The principal assumptions underlying the defined benefit plan

	2023	2022	2021
	%

Discount rate of the plan liability	5.3	5.1	3.1
Future salary increases	3.0	3.0	3.0

The sensitivity analyses below have been determined based on reasonably possible changes of the principal assumptions underlying the defined benefit plan as mentioned above, occurring at the end of the reporting period.

In the event that the discount rate would be one percent higher or lower, and all other assumptions were held constant, the defined benefit obligation would decrease by $92 thousand or increase by $124 thousand, respectively.

In the event that the expected salary growth would increase or decrease by one percent, and all other assumptions were held constant, the defined benefit obligation would increase by $118 thousand or decrease by $87 thousand, respectively.